Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets, Net
Intangible assets, net consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Brokerage licenses	14,558	14,558
Insurance adjusting license	2,293	2,293
Insurance agency license	35,130	35,130
Trademark and software copyright	1,226	2,142
Medical institution license	—	3,708

Total	53,207	57,831

Less: Accumulated amortization	(173)	(361)
Less: Impairment	—	(717)

Intangible assets, net	53,034	56,753